Accounting Principles - Foreign currency transactions and Segment information (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Accounting Principles
Foreign currency expense amount	€ 2.5
Foreign currency expenses as a percentage of operating expenses	7.00%